RENTAL REVENUE, RECOVERIES, COSTS AND EXPENSES - Interest expense and other financing costs (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
RENTAL REVENUE, RECOVERIES, COSTS AND EXPENSES
Interest and amortized issuance costs and modification losses relating to debentures and term loans	$ 32,632	$ 26,632
Amortization of deferred financing costs and other interest expense and accretion charges	2,229	2,169
Interest expense related to lease obligations	1,595	1,300
Interest expense and other finance costs	36,456	30,101
Less: Capitalized interest	(617)	(160)
Interest expense and other finance costs	$ 35,839	$ 29,941